COST METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2015
COST METHOD INVESTMENTS [Abstract]
COST METHOD INVESTMENTS
6	COST METHOD INVESTMENTS

Cost method investments consist of the following which were accounted for under cost method because the Company does not have the ability to exercise significant influence over the entities.  The fair value of a cost method investment is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. No events or circumstances indicating a potential impairment were identified as of or for the year ended December 31, 2015. The Company determines that it is not practicable to estimate fair value of a cost method investment because the sales prices or bid-and-asked quotations of the equity interests of these entities are not currently available and the cost of obtaining an independent valuation appears excessive considering the materiality of the investments to the Company.

		December 31,
		2014	2015
		US$	US$
Sino-German Know-How Education Investment Co., Ltd.	(a)	—	1,847,973
Juesheng.com	(b)	—	769,989
Mxsoft.com	(c)	—	615,991
Other cost method investments	(d)	—	461,993

Total		—	3,695,946

(a)
In October 2015, the Company paid RMB12,000,000 in cash to acquire 2.86% of the total equity interest in Sino-German Know-How Education Investment Co., Ltd, which is engaged in provision of training for senior mechanic in vehicle maintenance and repair.

(b)	In November 2015, the Company paid RMB5,000,000 in cash to acquire 0.50% of the total equity interest of an online shopping platform providing education products.

(c)	In August 2015, the Company paid RMB4,000,000 in cash to acquire 5.71% of the total equity interest in Mxsoft.com, which provides IT environment management and monitoring solution to customers.

(d)	As of December 31, 2015, the Company paid RMB3,000,000 in cash to acquire 1.43% and 0.74% equity interest in two other entities which were accounted for under cost method.